Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and contingencies [Abstract]
Maturity schedule for contractual commitments
The maturity schedule for the contractual commitments as of December 31, 2011 is as follows:

(In US$ millions)	2012	2013	2014	2015	2016	2017 and thereafter
Newbuildings	506	2,506		-	-	-
Total	506	2,506		-	-	-

Maximum potential future payment for each type of guarantee
The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2011	December 31, 2010
Guarantees to customers of the Company's own performance	1,553	1,615
Guarantee in favor of banks	764	771
Guarantee in favor of suppliers	2,023	2,040
Guarantee in favor of Variable Interest Entities	1,949	2,218
Total	6,289	6,644